Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2022
Estimate of the reclamation obligations
	Years ended December 31
	2022	2021
Risk-free interest rate	3.28%	1.68%
Annual inflation	2.5%	2.5%